SHAREHOLDERS' EQUITY (Details) - USD ($)			12 Months Ended
	Aug. 30, 2018	Jul. 13, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2019
Shareholders' Equity [Abstract]
Shares repurchased (in shares)			417,341	2,010,437	0
Average price per share repurchased (in dollars per share)			$ 15.57	$ 16.29
Repurchase of shares before commissions and fees			$ 6,500,000	$ 32,800,000
Dividends declared and paid			$ 0	$ 0	$ 0
Shares issued in connection with AirAsia Transactions (in shares)	3,333,333	1,333,334
Proceeds from common stock		$ 20,000,000.0
Share price (in dollars per share)	$ 15.00	$ 15.00
Shares issued in connection with SARs exercised (in shares)			0	258,828	0
August 2019 Repurchase Program [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program						$ 50,000,000.0
AirAsia Group [Member] | Fly [Member] | Maximum [Member]
SHAREHOLDERS' EQUITY [Abstract]
Percentage of outstanding shares owned			10.00%